FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value of Investments
The significant unobservable input used to determine the fair value of an investment under the market adjusted Option Pricing Model Backsolve is as follows:

As of December 31, 2024
Unobservable input(1)
Equity value adjustment	(73%)

(1)	Significant increase (decrease) in the input would result in a significantly higher (lower) fair value measurement, depending on the materiality of the investment.

Fair Values of Assets and Liabilities
Assets and liabilities measured or reported at fair value on a recurring basis are summarized below:

	As of December 31, 2024
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Held-to-maturity investments	2,990,628	8,315	302	2,999,245
Available-for-sale investments	5,307,889	–	13,773	5,321,662
Equity securities	9,416	640	–	10,056
Other assets	–	–	8,891	8,891
Derivative assets(1)	–	4,901	–	4,901
Derivative liabilities(2)	–	(9,314)	–	(9,314)
Share appreciation rights	(13,010)	–	–	(13,010)
2025 Convertible Notes	–	–	(1,435,716)	(1,435,716)
2026 Convertible Notes	–	–	(1,366,818)	(1,366,818)
	8,294,923	4,542	(2,779,568)	5,519,897

	As of December 31, 2025
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Held-to-maturity investments	2,456,369	11,472	231	2,468,072
Available-for-sale investments	5,057,183	186,375	18	5,243,576
Equity securities	37,118	712	–	37,830
Other assets	–	–	8,574	8,574
Derivative assets(1)	–	1,202	–	1,202
Derivative liabilities(2)	–	(22,595)	–	(22,595)
Share appreciation rights	(14,440)	–	–	(14,440)
2026 Convertible Notes	–	–	(1,022,185)	(1,022,185)
	7,536,230	177,166	(1,013,362)	6,700,034

(1)	Included in prepaid expenses and other assets in the consolidated balance sheets and not designated as hedges.
(2)	Included in accrued expenses and other payables in the consolidated balance sheets and not designated as hedges.

Reconciliations of Assets and Liabilities Categorized within Level 3
Reconciliations of assets and liabilities measured at fair value on a recurring basis and are categorized within Level 3 of the fair value hierarchy are as follows:

$

Available-for-sale investments
Balance as of January 1, 2024	20,442
Settlement	(167)
Impairment	(4,000)
Net unrealized loss included in other comprehensive income	(2,502)
Balance as of December 31, 2024	13,773
Impairment	(14,632)
Net unrealized gain included in other comprehensive income	877
Balance as of December 31, 2025	18

Other assets
Balance as of January 1, 2024	9,465
Additions	105
Disposals	(291)
Fair value gain included in earnings	39
Translation loss included in other comprehensive income	(427)
Balance as of December 31, 2024	8,891
Disposals	(22)
Fair value loss included in earnings	(4)
Translation loss included in other comprehensive income	(291)
Balance as of December 31, 2025	8,574